Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The following table presents the Company’s revenue disaggregated by type for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Account fee income	$3,963,097	$6,447,201
Loan program income	2,478,082	6,625,576
Investment income	1,155,433	2,092,863
Safe Harbor Program income	76,920	76,920
Total	$7,673,532	$15,242,560